Description of Business and Segmented Disclosures (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2023	2022	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	7,571	8,764	810	1,036	402	450	8,783	10,250
Less: Royalties	1,082	1,136	27	68	26	22	1,135	1,226
	6,489	7,628	783	968	376	428	7,648	9,024
Expenses
Purchased Product (1)	462	1,919	438	464	—	—	900	2,383
Transportation and Blending (1)	2,324	2,758	73	64	—	4	2,397	2,826
Operating	688	689	150	141	76	85	914	915
Realized (Gain) Loss on Risk Management	(6)	42	(4)	9	—	—	(10)	51
Operating Margin	3,021	2,220	126	290	300	339	3,447	2,849
Unrealized (Gain) Loss on Risk Management	47	(2)	7	8	—	—	54	6
Depreciation, Depletion and Amortization	785	652	104	103	130	132	1,019	887
Exploration Expense	—	7	—	—	2	66	2	73
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	(11)	(9)	(11)	(9)
Segment Income (Loss)	2,189	1,563	15	179	179	150	2,383	1,892
(1)Comparative periods reflect certain revisions. See Note 26.

	Downstream
For the three months ended	Canadian Manufacturing		U.S. Manufacturing		Total
September 30,	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	1,805	2,168	7,853	8,705	9,658	10,873
Less: Royalties	—	—	—	—	—	—
	1,805	2,168	7,853	8,705	9,658	10,873
Expenses
Purchased Product (1)	1,480	1,750	6,467	7,930	7,947	9,680
Transportation and Blending (1)	—	—	—	—	—	—
Operating	155	172	623	608	778	780
Realized (Gain) Loss on Risk Management	—	—	11	(77)	11	(77)
Operating Margin	170	246	752	244	922	490
Unrealized (Gain) Loss on Risk Management	—	—	(2)	(8)	(2)	(8)
Depreciation, Depletion and Amortization	50	42	109	91	159	133
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	120	204	645	161	765	365

For the three months ended	Corporate and Eliminations		Consolidated
September 30,	2023	2022	2023	2022
Revenues
Gross Sales (1)	(2,729)	(2,426)	15,712	18,697
Less: Royalties	—	—	1,135	1,226
	(2,729)	(2,426)	14,577	17,471
Expenses
Purchased Product (1)	(2,227)	(2,011)	6,620	10,052
Transportation and Blending (1)	(233)	(247)	2,164	2,579
Operating (1)	(139)	(191)	1,553	1,504
Realized (Gain) Loss on Risk Management	(1)	16	—	(10)
Unrealized (Gain) Loss on Risk Management	20	(16)	72	(18)
Depreciation, Depletion and Amortization	19	27	1,197	1,047
Exploration Expense	—	—	2	73
(Income) Loss From Equity-Accounted Affiliates	—	—	(11)	(9)
Segment Income (Loss)	(168)	(4)	2,980	2,253
General and Administrative	292	128	292	128
Finance Costs	106	207	106	207
Interest Income	(33)	(21)	(33)	(21)
Integration and Transaction Costs	12	27	12	27
Foreign Exchange (Gain) Loss, Net	133	316	133	316
Revaluation (Gain) Loss	—	(549)	—	(549)
Re-measurement of Contingent Payments	67	(109)	67	(109)
(Gain) Loss on Divestiture of Assets	—	60	—	60
Other (Income) Loss, Net	(22)	(59)	(22)	(59)
	555	—	555	—
Earnings (Loss) Before Income Tax			2,425	2,253
Income Tax Expense (Recovery)			561	644
Net Earnings (Loss)			1,864	1,609
(1)Comparative periods reflect certain revisions. See Note 26.
ii) Results for the Nine Months Ended September 30

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2023	2022	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	19,715	28,030	2,467	3,286	1,103	1,575	23,285	32,891
Less: Royalties	2,218	3,709	85	228	65	56	2,368	3,993
	17,497	24,321	2,382	3,058	1,038	1,519	20,917	28,898
Expenses
Purchased Product (1)	1,231	4,202	1,258	1,460	—	—	2,489	5,662
Transportation and Blending (1)	7,965	9,114	220	191	9	12	8,194	9,317
Operating	2,101	2,197	444	403	281	234	2,826	2,834
Realized (Gain) Loss on Risk Management	(7)	1,468	—	17	—	—	(7)	1,485
Operating Margin	6,207	7,340	460	987	748	1,273	7,415	9,600
Unrealized (Gain) Loss on Risk Management	44	(59)	(14)	7	—	—	30	(52)
Depreciation, Depletion and Amortization	2,230	1,977	286	282	349	441	2,865	2,700
Exploration Expense	4	7	—	1	6	91	10	99
(Income) Loss From Equity- Accounted Affiliates	6	8	—	—	(29)	(19)	(23)	(11)
Segment Income (Loss)	3,923	5,407	188	697	422	760	4,533	6,864
(1)Comparative periods reflect certain revisions. See Note 26.

	Downstream
For the nine months ended	Canadian Manufacturing		U.S. Manufacturing		Total
September 30,	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	4,676	6,020	19,546	23,688	24,222	29,708
Less: Royalties	—	—	—	—	—	—
	4,676	6,020	19,546	23,688	24,222	29,708
Expenses
Purchased Product (1)	3,656	5,065	16,729	20,351	20,385	25,416
Transportation and Blending (1)	—	—	—	—	—	—
Operating	471	534	1,904	1,757	2,375	2,291
Realized (Gain) Loss on Risk Management	—	—	6	120	6	120
Operating Margin	549	421	907	1,460	1,456	1,881
Unrealized (Gain) Loss on Risk Management	—	—	(13)	(22)	(13)	(22)
Depreciation, Depletion and Amortization	136	164	314	259	450	423
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	413	257	606	1,223	1,019	1,480

For the nine months ended	Corporate and Eliminations		Consolidated
September 30,	2023	2022	2023	2022
Revenues
Gross Sales (1)	(6,069)	(5,772)	41,438	56,827
Less: Royalties	—	—	2,368	3,993
	(6,069)	(5,772)	39,070	52,834
Expenses
Purchased Product (1)	(4,717)	(4,040)	18,157	27,038
Transportation and Blending (1)	(715)	(911)	7,479	8,406
Operating (1)	(412)	(765)	4,789	4,360
Realized (Gain) Loss on Risk Management	2	23	1	1,628
Unrealized (Gain) Loss on Risk Management	71	(14)	88	(88)
Depreciation, Depletion and Amortization	59	86	3,374	3,209
Exploration Expense	—	—	10	99
(Income) Loss From Equity-Accounted Affiliates	—	—	(23)	(11)
Segment Income (Loss)	(357)	(151)	5,195	8,193
General and Administrative	617	545	617	545
Finance Costs	493	631	493	631
Interest Income	(100)	(44)	(100)	(44)
Integration and Transaction Costs	49	79	49	79
Foreign Exchange (Gain) Loss, Net	7	406	7	406
Revaluation (Gain) Loss	33	(549)	33	(549)
Re-measurement of Contingent Payments	83	142	83	142
(Gain) Loss on Divestiture of Assets	(11)	(244)	(11)	(244)
Other (Income) Loss, Net	(42)	(467)	(42)	(467)
	1,129	499	1,129	499
Earnings (Loss) Before Income Tax			4,066	7,694
Income Tax Expense (Recovery)			700	2,028
Net Earnings (Loss)			3,366	5,666
(1)Comparative periods reflect certain revisions. See Note 26.

Schedule of Revenues by Product	) Revenues by Product

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Upstream
Crude Oil (1) (2)	6,666	7,384	17,671	24,143
Natural Gas (2)	563	973	1,975	2,740
NGLs (1)	382	571	1,088	1,684
Other	37	96	183	331
Total Upstream	7,648	9,024	20,917	28,898
Downstream
Canadian Manufacturing
Synthetic Crude Oil	657	657	1,607	1,786
Diesel	460	567	1,286	1,544
Gasoline	162	298	410	837
Asphalt	200	248	431	482
Other Products and Services	326	398	942	1,371
U.S. Manufacturing
Gasoline	3,822	3,919	9,336	11,180
Distillates	2,871	3,384	7,169	8,535
Asphalt	326	196	610	402
Other Products (2)	834	1,206	2,431	3,571
Total Downstream	9,658	10,873	24,222	29,708
Corporate and Eliminations (2)	(2,729)	(2,426)	(6,069)	(5,772)
Consolidated	14,577	17,471	39,070	52,834
(1)Prior period results have been re-presented. Third-party condensate sales previously included in crude oil have been aggregated with NGLs.
(2)Comparative periods reflect certain revisions. See Note 26.

Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Canada (2)	6,666	7,999	18,828	26,471
United States (2)	7,611	9,155	19,425	25,340
China	300	317	817	1,023
Consolidated	14,577	17,471	39,070	52,834
(1)Revenues by country are classified based on where the operations are located.
(2)Comparative periods reflect certain revisions. See Note 26.

	Non-Current Assets (1)
	September 30,	December 31,
As at	2023	2022
Canada	35,257	35,194
United States	5,284	4,824
China	1,758	2,064
Indonesia	356	365
Consolidated	42,655	42,447
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
As at	2023	2022	2023	2022	2023	2022
Oil Sands	785	674	24,271	24,657	687	638
Conventional	5	6	2,045	2,020	2	2
Offshore	6	5	2,679	2,549	103	152
Canadian Manufacturing	—	—	2,438	2,466	220	252
U.S. Manufacturing	—	—	4,981	4,482	286	329
Corporate and Eliminations	—	—	313	325	440	472
Consolidated	796	685	36,727	36,499	1,738	1,845

	Goodwill		Total Assets
	September 30,	December 31,	September 30,	December 31,
As at	2023	2022	2023	2022
Oil Sands	2,923	2,923	32,481	32,248
Conventional	—	—	2,278	2,410
Offshore	—	—	3,416	3,339
Canadian Manufacturing	—	—	3,320	3,172
U.S. Manufacturing	—	—	9,728	8,324
Corporate and Eliminations	—	—	3,204	6,376
Consolidated	2,923	2,923	54,427	55,869

Schedule of Capital Expenditures
E) Capital Expenditures (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Capital Investment
Oil Sands	590	360	1,764	1,111
Conventional	100	67	323	188
Offshore
Asia Pacific	3	3	4	5
Atlantic	191	78	474	220
Total Upstream	884	508	2,565	1,524

Canadian Manufacturing	38	24	99	77
U.S. Manufacturing	88	300	435	774
Total Downstream	126	324	534	851

Corporate and Eliminations	15	34	29	59
	1,025	866	3,128	2,434
Acquisitions (Note 3)
Oil Sands	32	1,596	35	1,596
Conventional	1	5	5	6
U.S. Manufacturing (2)	—	—	337	—
	33	1,601	377	1,602

Total Capital Expenditures	1,058	2,467	3,505	4,036
(1)Includes expenditures on PP&E, E&E assets and capitalized interest.
(2)Cenovus was deemed to have disposed of its pre-existing interest in BP-Husky Refining LLC (“Toledo”) and reacquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”). The acquisition capital above does not include the fair value of the pre‑existing interest in Toledo of $320 million.